Biological assets (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Biological Assets
Historic cost	$ 14,764,284	$ 16,180,293	$ 12,546,705
Book Value	14,764,284	16,180,293	$ 12,546,705
Conversion effect	(2,006,357)	(776,552)
Acquisitions	30,554,114	31,215,697
Decreases due to harvesting	(30,547,833)	(27,132,201)
Others increases (decreases)	584,067	326,644
Sub-Total	$ (1,416,009)	$ 3,633,588